Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Amortized cost	$ 57,367	$ 48,232
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	56,672	47,435
Non-investment grade	401	533
Impaired	150	125
Carrying amount of securities measured at FVOCI subject to impairment	57,223	48,093
Items not subject to impairment	463	406
Carrying amount of securities measured at FVOCI	57,686	48,499
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	43,727	45,077
Non-investment grade	1,081	1,070
Amount before allowance for credit losses	44,808	46,147
Allowance for credit losses	24	38
Amortized cost	44,784	46,109
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	56,671	46,956
Non-investment grade	400	500
Carrying amount of securities measured at FVOCI subject to impairment	57,071	47,456
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	43,681	44,958
Non-investment grade	695	367
Amount before allowance for credit losses	44,376	45,325
Allowance for credit losses	5	6
Amortized cost	44,371	45,319
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	1	479
Non-investment grade	1	33
Carrying amount of securities measured at FVOCI subject to impairment	2	512
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	46	119
Non-investment grade	386	703
Amount before allowance for credit losses	432	822
Allowance for credit losses	19	32
Amortized cost	413	790
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	150	125
Carrying amount of securities measured at FVOCI subject to impairment	$ 150	$ 125